Related parties	12 Months Ended
Dec. 31, 2022
Related parties
Related parties

28 Related parties

The Group’s transactions with related parties as detailed below are mainly comprised of compensation to directors and key-management personnel, transactions with associates and transactions with entities which are controlled by or under joint control of those which retain significant influence over the Company.
(a)	Associates:
(i)	Transactions:

		2022	2021	2020
	Note	US $ in millions

Other operating income	18	0.4	0.4	0.1
Operating expenses and cost of services	17	11.0	6.0	2.2
Finance income	23(a)	0.1
(ii)	Balances:
		2022	2021
	Note	US $ in millions

Trade and other receivables	8	18.5	22.5
Trade and other payables	14	0.3	0.2
(b) Key management personnel (*):
	2022	2021	2020
	US $ in millions

Short-term employee benefits	5.6	5.9	5.4
Share-based compensation	5.7	9.4	0.2
Long-term employee benefits	0.5	0.5	0.4
(*) See also Notes 11(c), 13(h) and 13(i).
(c) Other related parties (excluding those detailed in (a)-(b) above)
(i) Transactions:
		2022	2021	2020
	Note	US $ in millions

Income from voyages and related services	16	19.5	16.8	8.1
Operating expenses and cost of services	17	1.4	5.0	7.3
Finance expenses	23 (b)	4.4	7.7	5.4
(ii)	Transactions with directors:
	2022	2021	2020
	US $ in millions

Directors fees	1.1	1.2	1.3
Share-based compensation	1.7
(iii)	Balances:

		2022	2021
	Note	US $ in millions

Trade and other receivables	8	2.4	3.3
Trade and other payables	14	0.2	0.5
Lease liabilities (*)	7	41.4	114.3

(*) Includes lease liabilities for which the Group paid (principal and interest) US$ 64 million and US $70 million during the year ended December 31, 2022 and 2021 respectively.
(d) Transactions with relate parties were carried out in common market terms in the ordinary course of business. Regarding commitments to related parties, see also Note 26.